Principal Global Investors, LLC 711 High Street, Des Moines, IA 50392 515 247 5111 tel

April 16, 2024

Raymond Be, Esq.
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington DC 20549

RE:    Initial Filing of Registration Statement for
Principal Private Credit Fund I on Form N-2

Dear Mr. Be:

Principal Private Credit Fund I (the “Registrant”) is filing an initial registration statement pursuant to the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), on Form N-2 under the 1933 Act and the Investment Company Act of 1940 (the “New Registration Statement”). This New Registration Statement is an effective continuation of the Registration Statement on Form N‑2 for Principal Private Credit Fund, an amendment of which was filed on November 14, 2023 (1933 Act File No. 333‑274212; 1940 Act File No. 811‑23897).

The audited financial statements contained in this New Registrant Statement are dated as of February 29, 2024. We aim to have this New Registration Statement declared effective no later than 90 days after February 29, 2024 in light of Form N‑2, Item 24, Instruction 3, which includes a requirement “to make the financial statements . . . included in the registration statement as of a date within 90 days prior to the date of filing.” We understand this Instruction to mean that this New Registration Statement must be declared effective no later than 90 days from February 29, 2024.

Please contact me with any initial comments or questions at sullivan.john.l@principal.com or (515) 247-6651. In my absence, please contact my colleague Adam Shaikh at shaikh.adam@principal.com or (515) 235-9328.

Sincerely,

/s/ John L. Sullivan

John L. Sullivan
Assistant General Counsel
Principal Global Investors, LLC